Property, Plant and Equipment	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	March 31, 2016	December 31, 2015
Buildings	$10,894	$5,519
Mining property and mine development	79,778	79,244
Plant and equipment	233,637	151,582
Rail and rail equipment	41,804	29,300
Transload facilities and equipment	62,582	62,557
Construction-in-progress	16,600	102,464
Property, plant and equipment	445,295	430,666
Less: Accumulated depreciation and depletion	(38,992)	(37,154)
Property, plant and equipment, net	$406,303	$393,512

Depreciation and depletion expense was $2,893 and $1,677 during the three months ended March 31, 2016 and 2015, respectively.
The Partnership recognized a (gain) loss on the disposal of fixed assets of $(25) and $1 during the three months ended March 31, 2016 and 2015, respectively. During the fourth quarter of 2015, the Partnership elected to temporarily idle the Augusta facility. No impairment has been recorded related to the Augusta facility.

Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	June 30, 2016	December 31, 2015
Buildings	$10,924	$5,519
Mining property and mine development	80,217	79,244
Plant and equipment	235,992	151,582
Rail and rail equipment	44,024	29,300
Transload facilities and equipment	77,970	62,557
Construction-in-progress	2,755	102,464
Property, plant and equipment	451,882	430,666
Less: Accumulated depreciation and depletion	(43,663)	(37,154)
Property, plant and equipment, net	$408,219	$393,512

Depreciation and depletion expense was $3,941 and $4,035 during the three months ended June 30, 2016 and 2015, respectively and $6,834 and $5,712 during the six months ended June 30, 2016 and 2015, respectively.
The Partnership recognized a (gain) loss on the disposal of fixed assets of $(15) and $49 during the three months ended June 30, 2016 and 2015, respectively and $(40) and $50 during the six months ended June 30, 2016 and 2015, respectively. During the fourth quarter of 2015, the Partnership elected to temporarily idle the Augusta facility. No impairment has been recorded related to the Augusta facility.

Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31,
	2015	2014
Buildings	$5,519	$3,930
Mining property and mine development	79,244	70,466
Plant and equipment	151,582	134,870
Rail and rail equipment	29,300	23,161
Transload facilities and equipment	62,557	31,742
Construction-in-progress	102,464	38,089
Property, plant and equipment	430,666	302,258
Less: Accumulated depreciation and depletion	(37,154)	(17,864)
Property, plant and equipment, net	$393,512	$284,394

Depreciation and depletion expense, was $12,270, $8,858 and $6,132 for the years ended December 31, 2015, 2014 and 2013, respectively.
The Partnership recognized a (gain) loss on the disposal of fixed assets of $72, $(15) and $191 during the years ended December 31, 2015, 2014 and 2013, respectively.
During the year ended December 31, 2015, we elected to temporarily idle the Augusta facility. No impairment was recorded related to the Augusta facility. The Partnership recognized an impairment of $6,186 related to the write-down of transload and office facilities' assets to their net realizable value and we recognized expense of $256 related to the abandonment of certain transload construction projects during the year ended December 31, 2015. These expenses are included in impairments and other expenses in our Consolidated Statements of Operations. Refer to Note 15 for additional disclosure on impairments and other expenses.